Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued expenses and other liabilities
Schedule of components of accrued expenses and other liabilities

	As of December 31
In thousands of U.S. Dollars	2024	2023
Accrued vessel operating expenses and voyage expenses	11,794	12,961
Other accrued expenses	6,519	5,304
Total accrued expenses	18,313	18,265